SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted average discount rate - Operating lease	5.38%	4.51%
Weighted average remaining lease term - Operating lease	60 months	12 months